General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General [Abstract]
Number of ordinary shares in each ADS (in Shares)	2
Net losses	$ 4,601	$ 4,876
Net operating cash outflow	5,314	$ 4,752
Cash and cash equivalents	$ 7,037